Share Capital and Share-Based Payments (Tables)	6 Months Ended
Jun. 30, 2026
Share Capital and Share-Based Payments
Schedule of continuity of stock options
	Underlying Shares	Weighted Average Exercise Price (C$)
Stock options outstanding, January 1, 2025	7,675,000	$1.15
Granted	2,547,000	$2.24
Exercised	(4,251,000)	$1.32
Expired	(100,000)	$1.64
Stock options outstanding, December 31, 2025	5,871,000	$1.50
Granted	737,908	$9.43
Exercised	(3,289,500)	$1.32
Cancelled	(1,336)	$9.41
Stock options outstanding, June 30, 2026	3,318,072	$3.43
Stock options exercisable, June 30, 2026	2,690,643	$2.03

Schedule of stock options outsanding and exercisable
		Outstanding		Exercisable
Expiry Date	Price (C$)	Number of Options	Weighted Average Remaining Contractual Life (Years)	Number of Options	Weighted Average Remaining Contractual Life (Years)
March 25, 2027	$1.20	27,500	0.73	27,500	0.73
March 29, 2028	$1.12	450,000	1.75	450,000	1.75
March 25, 2029	$0.78	535,000	2.74	535,000	2.74
April 9, 2030	$2.11	1,494,000	3.78	1,494,000	3.78
May 27, 2030	$4.38	75,000	3.91	75,000	3.91
March 16, 2031	$9.41	436,572	4.71	109,143	4.71
June 4, 2031	$9.47	300,000	4.93	-	4.93
		3,318,072	3.54	2,690,643	3.24

Schedule of assumption used for calculating fair value of stock options using black-scholes model
	June 30, 2026	December 31, 2025
Weighted average assumptions
Risk-free interest rate	3.03%	2.80%
Expected dividend yield	0%	0%
Expected life	4.4 years	5 years
Expected stock price volatility	62.46%	60.28%
Expected forfeiture rate	12%	13%
Weighted average fair value	C$4.29	C$1.06

Schedule of continuity restricted stock unit
	Underlying Shares	Weighted Average Price (C$)
RSUs outstanding, January 1, 2025	3,540,868	$1.08
Granted	1,547,715	$2.50
Exercised	(1,308,296)	$1.10
Cancelled / Forfeited	(443,572)	$1.11
RSUs outstanding, December 31, 2025	3,336,715	$1.72
Granted	209,805	$9.41
Exercised	(1,690,911)	$1.50
Cancelled / Forfeited	(30,443)	$1.21
RSUs outstanding, June 30, 2026	1,825,166	$2.82

Schedule of summarizes information about the RSUs outstanding
Issuance Date	Price (C$)	Number of RSUs Outstanding
April 1, 2024	$1.02	582,000
April 9, 2025	$2.41	984,000
May 27, 2025	$4.38	50,000
March 16, 2026	$9.41	209,166
		1,825,166

Schedule of basic earnings per share and diluted earnings per share
	Three months ended June 30, 2026	Three months ended June 30, 2025	Six months ended June 30, 2026	Six months ended June 30, 2025
Net income for the period	$10,899	$2,864	$26,812	$8,481
Basic weighted average number of shares outstanding	170,022,896	144,108,234	168,298,839	142,194,583
Effect of dilutive share options and RSUs (‘000)	5,489,945	10,026,250	5,698,136	9,706,798
Diluted weighted average number of shares outstanding	175,512,841	154,134,484	173,996,975	151,901,381
Basic income per share	$0.06	$0.02	$0.16	$0.06
Diluted income per share	$0.06	$0.02	$0.15	$0.06